SUBSEQUENT EVENTS (Detail Textuals)				1 Months Ended			9 Months Ended	12 Months Ended
	May 09, 2019 USD ($) Bitcoins $ / shares shares	Mar. 01, 2019 $ / shares shares	Mar. 01, 2019 $ / shares shares	May 28, 2019 Employees shares	Mar. 18, 2019 USD ($) Bitcoins $ / shares shares	Nov. 29, 2018 USD ($) shares	Apr. 30, 2019 USD ($) Bitcoins $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) shares	Jun. 05, 2019 shares
Subsequent Event [Line Items]
Number of stock issued							20,245,519
Value of common stock issued | $									$ 2,000
Share price | $ / shares							$ 0.43	$ 0.50
Number of common stock for digital currency							8,972,209	2,698,377
Amount of common stock bitcoins purchase | $							$ 9,067,676
Common stock, shares outstanding							89,812,036	69,586,517	2,546,354,700
Common Stock, Shares, Issued							89,812,036	69,586,517	2,546,354,700
Number of bitcoins | Bitcoins							1,200
Mammoth Empire Estate Sdn. Bhd | Subscription agreement
Subsequent Event [Line Items]
Number of shares held in escrow account							470,476
Agel Enterprise International Sdn Bhd [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares							$ 0.02	$ 0.02
Number of stock issued							10,490,362	23,564,510
Value of common stock issued | $							$ 2,098,073	$ 471,290
Agel Enterprise International Sdn Bhd [Member] | Amended Subscription Agreement
Subsequent Event [Line Items]
Share price | $ / shares					$ 8.80
Number of common stock bitcoins purchase					11,073
Amount of common stock bitcoins purchase | $					$ 97,436
Number of bitcoins | Bitcoins					25
Subsequent event
Subsequent Event [Line Items]
Number of stock issued		103,967,474
Share price | $ / shares		$ 0.02	$ 0.02
Number of common stock for digital currency		87,911,955
Common stock, shares outstanding										90,730,758
Common Stock, Shares, Issued										90,730,758
Subsequent event | Employees and consultants
Subsequent Event [Line Items]
Number of employees and consultants | Employees				29
Number of stock issued				348,953
Subsequent event | Mammoth Empire Estate Sdn. Bhd | Subscription agreement
Subsequent Event [Line Items]
Number of stock issued						4,704,763
Aggregate price of common stock shares issued | $						$ 3,999,048.55
Subsequent event | Agel Enterprise International Sdn Bhd [Member] | Amended Subscription Agreement
Subsequent Event [Line Items]
Share price | $ / shares	$ 9.39
Number of common stock bitcoins purchase	88,195
Amount of common stock bitcoins purchase | $	$ 829,025
Number of bitcoins | Bitcoins	144
Subsequent event | Employee
Subsequent Event [Line Items]
Number of stock issued			5,773,802